Fair Value Measurements and Disclosures (Details) (Level 3, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 3
Fair Value Measured On Recurring Basis [Line Items]
Marketable Securities and Warrant derivative liability at beginning of year	$ 701,852	$ 92,606
Marketable Securities and Warrant derivative liability - Additions			59,239
Marketable Securities and Warrant derivative liability - Revisions	178,844	609,246	33,367
Marketable Securities and Warrant derivative liability at end of year	$ 880,696	$ 701,852	$ 92,606